SHARE-BASED AWARDS - Restricted shares activity (Details) - Vesting of restricted shares - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Restricted Shares
Unvested and Outstanding (in shares)		2,156
Retroactive conversion of shares due to Business Combination (in shares)		1,331
Beginning balance (in shares)	3,487
Vested	(1,339)
Unvested at the end	2,148
Average Grant-Date Fair Value
Weighted-Average Grant Date Fair Value (in dollars per share)		$ 5.98
Retroactive conversion of shares due to Business Combination (in dollars per share)		$ (2.28)
Beginning balance	$ 3.70
Vested (in dollars per share)	3.63
Unvested at the end (in dollars per share)	$ 3.74